Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Financial Instruments - Schedule of Carrying Values and Estimated Fair Values of Financial Instruments (Table)

	2025		2024
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets (liabilities)
Cash and cash equivalents	293,312	293,312	343,373	343,373
Restricted cash	4,817	4,817	4,939	4,939
Margin deposits	4,270	4,270	4,270	4,270
Time deposits	5,000	5,000	—	—
Long-term receivable (including short-term portion)	12,767	12,767	12,553	12,553
Investment in debt securities, held to maturity (including short-term portion)	40,374	39,820	25,230	25,120
Investment in debt securities, available for sale	15,494	15,494	—	—
Debt and other financial liabilities	(1,930,371)	(1,930,371)	(1,757,238)	(1,757,238)

Financial Instruments - Schedule of Derivative Instruments - Statements of Financial Position Location (Table)

		Asset Derivatives		Liability Derivatives
		December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives not designated as hedging instruments
Interest rate swaps	Current portion of financial instruments—Fair Value	1,126	182	1,019	—
Interest rate swaps	Financial instruments—Fair Value, net of current portion	—	84	308	—
Bunker and EUAs swaps	Current portion of financial instruments - Fair value	170	327	968	25
Bunker and EUAs swaps	Financial instruments—Fair Value, net of current portion	—	—	165	—
Subtotal		1,296	593	2,460	25
Total derivatives		1,296	593	2,460	25

Financial Instruments - Gain (Loss) Recognized In Accumulated Other Comprehensive Income (Loss) on Derivative (Effective Portion) (Table)

Derivative			Amount
	(Loss) Gain Recognized in Accumulated Other Comprehensive (Loss) Income on Derivative (Effective Portion) Location	2025	2024	2023
Interest rate swaps		91	91	(134)
Reclassification to Interest and finance costs, net due to de-designations		(1,189)	(3,596)	(5,265)
Reclassification to Depreciation expense		116	116	219
Total		(982)	(3,389)	(5,180)

Financial Instruments - Schedule of Derivatives Not Designated as Hedging Instruments - Net Effect on the Statement Of Comprehensive Income (Table)

Derivative			Amount
	Net Realized and Unrealized (Loss) Gain Recognized on Statement of Comprehensive Income Location	2025	2024	2023
Interest rate swaps	Interest and finance costs, net	(467)	144	122
Bunker and EUAs swaps	Interest and finance costs, net	(1,058)	1,143	247
Total		(1,525)	1,287	369